Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

Trade and other receivables comprised the following at December 31 (in thousands):

	2021	2022
Non-current
Other receivables	$31,225	$21,204
Non-current other receivables	$31,225	$21,204
Current
Trade receivables	$63,046	$89,942
Other current receivables	179,964	157,594
Sales taxes	117,234	199,849
Allowance for expected credit losses	(5,208)	(7,307)
Prepayments and accrued income	19,670	52,487
Current trade and other receivables	$374,706	$492,565